Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock-Based Compensation
Summary of option activity

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2009	598,000	$3.08
Granted	215,000	7.00
Exercised	—	—
Forfeited and cancelled	—	—

Options outstanding at December 31, 2010	813,000	$4.12

Granted	688,000	3.41
Exercised	(87,500)	1.00
Forfeited and cancelled	(152,500)	5.93

Options outstanding at December 31, 2011	1,261,000	$3.73

Summary of the status of the entity's unvested shares

	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2010	400,250	$2.67
Granted	688,000	1.57
Vested	(190,125)	1.82
Forfeited and cancelled	(137,125)	3.05

Unvested at December 31, 2011	760,625	$1.86

Schedule of stock options outstanding, vested and expected to vest

Outstanding, Vested and Expected to Vest			Options Vested
Per Share Exercise Price	Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)
$1.00	234,000	5.86	$1.00	233,000	5.86
1.62	5,000	9.91	1.62	—	—
2.00	418,000	9.72	2.00	35,625	9.04
3.21	15,000	9.39	3.21	—	—
5.25	130,000	9.33	5.25	—	—
5.83	174,000	6.80	5.83	164,250	6.81
6.00	30,000	7.68	6.00	15,000	7.68
6.10	95,000	9.18	6.10	—	—
7.00	160,000	8.07	7.00	52,500	8.07

	1,261,000	8.26	3.44	500,375	5.86

Schedule of assumptions used in the Black-Scholes option-pricing model

September 29, 2012
Risk free interest rate	0.92%
Dividend yield	0%
Expected volatility	57%
Expected term	6.25 years
Weighted average grant date fair value	$0.54

	December 31,
	2011	2010	2009
Risk free interest rate	1.24% - 2.63%	2.45 - 2.82%	1.75 - 2.80%
Dividend yield	0%	0%	0%
Expected volatility	53%	50%	48%
Expected term	5.75 - 6.25 years	5.75 - 6.25 years	6.25 years
Weighted average grant date fair value	$1.76	$3.56	$2.91

Summary of restricted stock award activity

	Number of Shares	Weighted Average Fair Value
Awards outstanding at December 31, 2010	—	—
Granted	135,000	$5.89
Vested	—	—
Cancelled	—	—

Awards outstanding at December 31, 2011	135,000	$5.89